ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

16. ACCRUALS AND OTHER CURRENT LIABILITIES

Accruals and other current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Payroll payable	6,876	8,339
Accrued post-employment and termination benefits - current portion	8,809	9,338
Business and other taxes payable	456	585
Accrued expenses	18,362	18,029
Other payable secured by acceptance draft	3,525	216
Other payable	9,400	9,067
Total	47,428	45,574